Earnings/ (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings/ (Loss) per share [Abstract]
Schedule of Earnigns/ (Loss) per share
	For the years ended December 31,
	2012			2013			2014
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/(loss)	$ (132,336)	-	-	$ 63,323	-	-	$ 259,803	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(102)			(772)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (132,336)	131,696,935	$ (1.00)	$ 63,221	131,727,504	$ 0.48	$ 259,031	131,837,227	$ 1.96